Note 6 - Tax Status	12 Months Ended
Dec. 31, 2025
EBP 38-3360868 001 [Member]
Notes to Financial Statements
EBP, Tax Status [Text Block]

6. Tax Status

The Internal Revenue Service (IRS) determined and informed the Bank by a letter dated August 7, 2014 that the amended and restated Plan effective January 1, 2013 and related trust are designed in accordance with applicable sections of the Internal Revenue Code (IRC). The Plan has been amended since receiving the determination letter; however, the Plan Administrator believes that the Plan is designed and is being operated in compliance with the applicable requirements of the IRC. The related trust, therefore, is not subject to tax under present tax law.

Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there currently are no audits for any tax periods in progress.